Investments in Associates and Joint Ventures - Summarized Balance Sheet and Reconciliation to Carrying Amount and Statement of Comprehensive Income and Dividends Received of the Group's Principal Joint Ventures (Detail) - CNY (¥)
¥ in Millions
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of joint ventures [Line Items]
Non-current assets	¥ 1,979,450	¥ 2,014,986
Current assets	425,162	381,665
Including: cash and cash equivalents	122,777	97,931	¥ 72,773	¥ 73,778
Non-current liabilities	446,626	524,653
Current liabilities	576,667	499,263
REVENUE	2,015,890	1,616,903	1,725,428
Depreciation, depletion and amortization	(237,375)	(218,147)	(202,875)
Interest expense	(22,408)	(23,348)	(24,328)
Income tax expense	(16,296)	(15,768)	(15,726)
Net profit / (loss)	36,793	29,372	42,089
Total comprehensive income / (loss)	¥ 35,428	¥ 38,961	21,850
China Marine Bunker (PetroChina) Co., Ltd. [member]
Disclosure of joint ventures [Line Items]
Percentage ownership interest (%)	50.00%	50.00%
Non-current assets	¥ 1,942	¥ 1,974
Current assets	6,449	6,453
Including: cash and cash equivalents	1,277	1,461
Non-current liabilities	232	749
Including: Non-current financial liabilities excluding trade and other payables and provisions		500
Current liabilities	5,309	4,902
Including: Current financial liabilities excluding trade and other payables and provisions	1,894	1,188
Net assets	2,850	2,776
Net assets attributable to owners of the Company	2,630	2,528
Group's share of net assets	1,315	1,264
Elimination of unrealized profit	0	0
Carrying amount of interest in joint ventures	1,315	1,264
REVENUE	31,770	23,336	27,587
Depreciation, depletion and amortization	(93)	(92)	(88)
Interest income	12	9	35
Interest expense	(39)	(45)	(56)
Income tax expense	(44)	(47)	(33)
Net profit / (loss)	116	101	93
Total comprehensive income / (loss)	87	171	176
Total comprehensive income / (loss) by share	43	68	67
Group's share of total comprehensive income / (loss)	¥ 43	68	67
Dividends received by the Group		¥ 9	18
Arrow Energy Holdings Pty Ltd. [member]
Disclosure of joint ventures [Line Items]
Percentage ownership interest (%)	50.00%	50.00%
Non-current assets	¥ 25,429	¥ 32,733
Current assets	540	708
Including: cash and cash equivalents	91	368
Non-current liabilities	21,569	25,308
Including: Non-current financial liabilities excluding trade and other payables and provisions	17,890	16,304
Current liabilities	583	690
Including: Current financial liabilities excluding trade and other payables and provisions	192	316
Net assets	3,817	7,443
Net assets attributable to owners of the Company	3,817	7,443
Group's share of net assets	1,909	3,722
Elimination of unrealized profit	0	0
Elimination of transactions with the Group	(52)	(45)
Carrying amount of interest in joint ventures	1,857	3,677
REVENUE	1,449	1,135	971
Depreciation, depletion and amortization	(883)	(624)	(484)
Interest income	2	5	6
Interest expense	(1,300)	(1,307)	(1,189)
Net profit / (loss)	(5,518)	(3,718)	(10,753)
Total comprehensive income / (loss)	(3,445)	(3,402)	(12,934)
Total comprehensive income / (loss) by share	(1,723)	(1,701)	(6,467)
Group's share of total comprehensive income / (loss)	¥ (1,723)	¥ (1,701)	¥ (6,467)
Trans-Asia Gas Pipeline Co., Ltd. [member]
Disclosure of joint ventures [Line Items]
Percentage ownership interest (%)	50.00%	50.00%
Non-current assets	¥ 31,527	¥ 27,009
Current assets	3,957	4,045
Including: cash and cash equivalents	3,955	4,025
Non-current liabilities	2,100	2,100
Including: Non-current financial liabilities excluding trade and other payables and provisions	2,100	2,100
Current liabilities	343	414
Net assets	33,041	28,540
Net assets attributable to owners of the Company	33,041	28,540
Group's share of net assets	16,521	14,270
Elimination of unrealized profit	0	0
Carrying amount of interest in joint ventures	16,521	14,270
REVENUE	16	84
Depreciation, depletion and amortization	(3)	(3)
Interest income	65	55
Interest expense	(43)	(32)
Income tax expense		(1)
Net profit / (loss)	5,846	88
Total comprehensive income / (loss)	5,736	194
Total comprehensive income / (loss) by share	2,868	97
Elimination of unrealized profit	(617)	(354)
Group's share of total comprehensive income / (loss)	¥ 2,251	¥ (257)